Events after the reporting period - Additional Information (Details) $ in Thousands, ₩ in Millions		12 Months Ended
	Feb. 05, 2026 KRW (₩)	Dec. 31, 2025 KRW (₩)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 KRW (₩)	Dec. 31, 2023 KRW (₩)
Statements [Line Items]
Cancellation of treasury shares		₩ 0	$ 0	₩ 0	₩ 0
Events After Reporting Period
Statements [Line Items]
Cancellation of treasury shares	₩ 600,000